Condensed Consolidated Statements Of Financial Position (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	50,500,000	49,600,000
Common stock, shares outstanding	48,700,000	49,600,000